As filed with the U.S. Securities and Exchange Commission on May 20, 2019

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 84	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 84 (Check appropriate box or boxes)	☒

VOYA PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Capital Stock, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 20th day of May, 2019.

VOYA PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Michael Bell*	Chief Executive Officer	May 20, 2019

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 20, 2019

Dina Santoro*	Interested Director and President	May 20, 2019

Colleen D. Baldwin*	Director	May 20, 2019

John V. Boyer*	Director	May 20, 2019

Patricia W. Chadwick*	Director	May 20, 2019

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Martin J. Gavin*	Director	May 20, 2019

Russell H. Jones*	Director	May 20, 2019

Joseph E. Obermeyer*	Director	May 20, 2019

Sheryl K. Pressler*	Director	May 20, 2019

Christopher P. Sullivan*	Director	May 20, 2019

Roger B. Vincent*	Director	May 20, 2019

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Michael Bell, Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 79 to Registrant’s Form N-1A Registration Statement on April 25, 2018 and are incorporated herein by reference. Power of Attorney for Dina Santoro was filed as an attachment to Post-Effective Amendment No. 82 to Registrant’s Form N-1A Registration Statement on February 13, 2019 and is incorporated herein by reference.

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EXHIBIT INDEX

Voya Partners, Inc.

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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